RIGHT OF USE ASSETS AND LEASE LIABILITIES - Lease Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Amortisation expense on right of use assets (note 4)	$ 47	$ 42	$ 0
Interest expense on lease liabilities (note 7)	8	10	$ 5
Expenses on short term leases	107	83
Expenses on variable lease payments not included in the lease liabilities	234	220
Expenses on leases of low value assets	$ 24	$ 2